Expense Example - ThematicIndexETFs-ComboPRO - ThematicIndexETFs-ComboPRO - Fidelity Crypto Industry and Digital Payments ETF - Fidelity Crypto Industry and Digital Payments ETF	Oct. 29, 2022 USD ($)
Expense Example:
1 year	$ 40
3 years	$ 125